Leases Disclosure of Information about Right of Use Assets (Details) R in Millions	12 Months Ended
Jun. 30, 2020 ZAR (R)
Presentation of leases for lessee [abstract]
Right-of-use assets	R 0
Impact of adopting IFRS 16 - Right of Use Assets	81
Additions to right-of-use assets	106
Depreciation, right-of-use assets	(45)
Termination of lease asset	(8)
Increase / (Decrease) Through Net Exchange Differences - Right of use Assets	17
Right-of-use assets	R 151